GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS - Finite-Lived Intangible Assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Jan. 02, 2016	Jan. 03, 2015
Finite-Lived Intangible Assets
Gross Carrying Amount	$ 332.2	$ 307.1
Accumulated Amortization	285.8	269.1
Net Carrying Amount	46.4	38.0
Amortization expense on finite-lived intangible assets from business acquisition	19.9	20.5	$ 24.4
Customer relationships
Finite-Lived Intangible Assets
Gross Carrying Amount	247.1	224.3
Accumulated Amortization	209.4	193.9
Net Carrying Amount	37.7	30.4
Patents and other acquired technology
Finite-Lived Intangible Assets
Gross Carrying Amount	52.0	49.0
Accumulated Amortization	46.7	45.3
Net Carrying Amount	5.3	3.7
Trade names and trademarks
Finite-Lived Intangible Assets
Gross Carrying Amount	21.4	22.0
Accumulated Amortization	18.2	18.7
Net Carrying Amount	3.2	3.3
Other intangibles
Finite-Lived Intangible Assets
Gross Carrying Amount	11.7	11.8
Accumulated Amortization	11.5	11.2
Net Carrying Amount	$ 0.2	$ 0.6